Nonparticipant-Directed Investments (Tables)	12 Months Ended
Dec. 31, 2025
Honeywell 401(k) Plan [Member]
Nonparticipant-Directed Investments [Abstract]
Changes in Net assets Relating to the Nonparticipant-directed Investments

Information about the net assets and the significant components of the changes in net assets relating to the nonparticipant-directed investments as of and for the year ended December 31, 2025, is as follows:

2025
(dollars in millions)

Net assets:
Honeywell Common Stock Fund	$3,377

Changes in net assets during 2025:
Net (depreciation)	(332)
Dividends	79
Company contributions	276
Participating employee contributions	32
Roll-over contributions	3
Benefits paid to participants	(455)
Plan expenses	(2)
Net transfers to participant-directed investments	(116)
Net change	$(515)